Condensed Consolidated Statements of Operations and Comprehensive Loss (Unaudited) (Parentheticals) - $ / shares	3 Months Ended		6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021
Income Statement [Abstract]
Basic & diluted (loss) per share (in Dollars per share)	$ (0.54)	$ (0.17)	$ (0.99)	$ (0.36)